MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.

                     Supplement dated April 24, 1998 to the
          Statement of Additional Information dated September 26, 1997


     The section entitled "Management of the Fund," is revised by deleting the information relating to Andrew John Bascand and adding the following:

     Kenneth  L.  Chiang  (36)  -  Senior  Portfolio  Manager  (1)  - First Vice
President of the Manager since 1998; Managing Partner of Samuel Asset Management from 1997 to 1998; Vice President and Portfolio Manager of the Manager from 1993 to 1997.

Code     #18186-0997ALL